Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,280,000.00
Previously Paid Amount
Total Fee Amount	4,329.67
Total Offset Amount	2,478.13
Net Fee	$ 1,851.54